Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2011
Bank Loans and Banking Facilities
8.	Bank Loans and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing notes payable, trade acceptances, import facilities, revolving loans and overdrafts. At December 31, 2010 and 2011, these facilities totaled $14,130 and $8,159, of which $14,130 and $6,012 were unused at December 31, 2010 and 2011, respectively. The maturity of these facilities is generally up to 90 days. Interest rates are generally based on the banks’ usual lending rates in Hong Kong or the PRC and the credit lines are normally subject to annual review. The banking facilities are secured by guarantee given by NTISZ.

Total banking facilities utilized which are usance bills pending maturity may not agree to notes payable due to bank having not yet received the bills of goods from vendors as of the balance sheet date.

At December 31,	2010	2011
Usance bills pending maturity	$—	$2,147

Total banking facilities utilized	—	2,147
Less: Outstanding letters of credit	—	(1,879)

Notes payable	$—	$268

The weighted average interest rate was 7.34% per annum.